REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board
of Trustees of AFA Asset
Based Lending Fund

In planning and performing our
audit of the financial statements of
AFA Asset Based Lending Fund
(formerly AFA Private Credit Fund)
(the Fund) as of and for the year
ended April 30, 2025, in accordance
with the standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Funds
internal control over financial
reporting. Accordingly, we express
no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A funds internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles (GAAP). A
funds internal control over financial
reporting includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with GAAP, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
funds assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the Funds
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB. However, we noted no
deficiencies in the Funds internal
control over financial reporting and
its operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of April 30,
2025.

This report is intended solely for the
information and use of management
and the Board of Trustees of the
Fund and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 27, 2025